Label	Element	Value
Reportable Segments [Member]
Unallocated Expenses, Excluding Customer Promotional Expenses	ytra_UnallocatedExpensesExcludingCustomerPromotionalExpenses	₨ 6,790,437,000
Unallocated Expenses, Excluding Customer Promotional Expenses	ytra_UnallocatedExpensesExcludingCustomerPromotionalExpenses	10,342,290,000
Unallocated Expenses, Excluding Customer Promotional Expenses	ytra_UnallocatedExpensesExcludingCustomerPromotionalExpenses	7,336,016,000
Unallocated Expenses, Including Customer Promotional Expenses	ytra_UnallocatedExpensesIncludingCustomerPromotionalExpenses	6,790,437,000
Unallocated Expenses, Including Customer Promotional Expenses	ytra_UnallocatedExpensesIncludingCustomerPromotionalExpenses	10,342,290,000
Unallocated Expenses, Including Customer Promotional Expenses	ytra_UnallocatedExpensesIncludingCustomerPromotionalExpenses	₨ 10,907,467,000